SCHEDULE OF INVESTMENTS
Ivy Pictet Emerging Markets Local Currency Debt Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

OTHER GOVERNMENT SECURITIES(A)	Principal		Value
Argentina – 0.9%
Republic of Argentina 18.200%, 10-3-21(B)	ARS	80,000	$1,298

Brazil – 4.6%
Brazil Letras do Tesouro Nacional:
0.000%, 7-1-21(B)(C)	BRL	1,550	359
0.000%, 1-1-22(B)(C)		2,000	447
0.000%, 7-1-22(B)(C)		2,100	452
Brazil Notas do Tesouro Nacional:
10.000%, 1-1-21(B)		6,652	1,827
10.000%, 1-1-23(B)		4,700	1,345
10.000%, 1-1-25(B)		2,245	660
10.000%, 1-1-27(B)		2,687	803
10.000%, 1-1-29(B)		1,900	577

			6,470

Chile – 4.4%
Chile Bonos Tesoreria:
4.500%, 3-1-26(B)	CLP	1,410,000	2,253
4.700%, 9-1-30(B)		115,000	190
5.000%, 3-1-35(B)		1,180,000	2,053
6.000%, 1-1-43(B)		820,000	1,652

			6,148

Columbia – 3.6%
Colombian TES:
6.250%, 11-26-25(B)	COP	2,184,900	705
7.500%, 8-26-26(B)		2,655,700	915
6.000%, 4-28-28(B)		2,948,500	921
7.750%, 9-18-30(B)		2,396,000	840
7.000%, 6-30-32(B)		4,275,300	1,409
7.250%, 10-18-34(B)		748,700	252

			5,042

Czech Republic – 4.3%
Czech Republic Government Bond:
0.450%, 10-25-23(B)	CZK	32,430	1,387
2.400%, 9-17-25(B)		5,900	278
1.000%, 6-26-26(B)		30,990	1,341
2.500%, 8-25-28(B)		28,860	1,402
2.750%, 7-23-29(B)		15,700	780
0.950%, 5-15-30(B)		19,730	827

			6,015

Dominican Republic – 4.1%
Dominican Republic 8.900%, 2-15-23(B)	DOP	291,300	5,707

Egypt – 0.5%
Arab Republic of Egypt 6.375%, 4-11-31(B)	EUR	640	739

Hungary – 4.1%
Hungary Government Bond:
5.500%, 6-24-25(B)	HUF	123,970	528
2.750%, 12-22-26(B)		458,530	1,686
3.000%, 10-27-27(B)		468,430	1,743
6.750%, 10-22-28(B)		265,260	1,268
3.000%, 8-21-30(B)		131,090	478

			5,703

Indonesia – 5.2%
Indonesia Government Bond:
9.000%, 3-15-29(B)	IDR	11,485,000	896
8.250%, 5-15-29(B)		24,045,000	1,804
6.625%, 5-15-33(B)		6,771,000	435
8.375%, 3-15-34(B)		50,781,000	3,810
8.750%, 2-15-44(B)		4,600,000	337

			7,282

Malaysia – 5.2%
Malaysia Government Bond:
3.226%, 4-15-20(B)	MYR	870	211
3.882%, 3-10-22(B)		1,690	415
3.948%, 4-14-22(B)		650	160
3.418%, 8-15-22(B)		1,070	259
4.181%, 7-15-24(B)		6,701	1,673
3.955%, 9-15-25(B)		1,752	434
4.392%, 4-15-26(B)		3,700	939
3.900%, 11-30-26(B)		900	222
3.899%, 11-16-27(B)		7,277	1,791
3.733%, 6-15-28(B)		1,196	291
4.498%, 4-15-30(B)		1,118	288
4.127%, 4-15-32(B)		681	169
4.762%, 4-7-37(B)		291	77
4.893%, 6-8-38(B)		201	54
4.935%, 9-30-43(B)		760	201
4.736%, 3-15-46(B)		200	51
4.921%, 7-6-48(B)		273	72

			7,307

Mexico – 4.5%
Mexican Bonos:
10.000%, 12-5-24(B)	MXN	36,855	2,141
5.750%, 3-5-26(B)		6,825	323
7.500%, 6-3-27(B)		10,500	546
8.500%, 5-31-29(B)		14,000	776
7.750%, 5-29-31(B)		8,730	460
7.750%, 11-23-34(B)		7,500	392
10.000%, 11-20-36(B)		7,300	461
8.500%, 11-18-38(B)		7,083	395
7.750%, 11-13-42(B)		13,000	672
8.000%, 11-7-47(B)		3,000	159

			6,325

Peru – 6.2%
Republic of Peru:
5.700%, 8-12-24(B)	PEN	2,516	830
6.350%, 8-12-28(B)		3,825	1,303
5.940%, 2-12-29(B)(D)		1,200	397
6.950%, 8-12-31(B)		3,570	1,270
5.400%, 8-12-34(B)(D)		281	87
6.900%, 8-12-37(B)		8,887	3,150
6.850%, 2-12-42(B)		4,656	1,651

			8,688

Philippines – 4.7%
Republic of Philippines:
4.950%, 1-15-21(B)	PHP	95,000	1,860
3.900%, 11-26-22(B)(E)		66,000	1,258
6.250%, 1-14-36(B)		161,000	3,559

			6,677

Poland – 4.3%
Poland Government Bond:
2.500%, 4-25-24(B)	PLN	9,928	2,721
2.500%, 7-25-26(B)		3,714	1,011
2.500%, 7-25-27(B)		1,437	390
2.750%, 4-25-28(B)		4,304	1,188
2.750%, 10-25-29(B)		2,676	735

			6,045

Romania – 3.4%
Romania Government Bond:
5.950%, 6-11-21(B)	RON	20	5
5.850%, 4-26-23(B)		5,900	1,505
3.250%, 4-29-24(B)(E)		935	216
4.500%, 6-17-24(B)		1,515	368
4.750%, 2-24-25(B)		2,060	505
5.800%, 7-26-27(B)		4,990	1,295
5.000%, 2-12-29(B)		3,415	839

			4,733

Russia – 6.5%
Russia Government Bond:
7.500%, 8-18-21(B)	RUB	17,351	277
7.000%, 8-16-23(B)		105,164	1,651
7.100%, 10-16-24(B)		20,000	314
7.950%, 10-7-26(B)		70,029	1,148
8.150%, 2-3-27(B)		39,786	662
7.050%, 1-19-28(B)		163,853	2,557
6.900%, 5-23-29(B)		70,239	1,081
8.500%, 9-17-31(B)		25,000	432
7.700%, 3-23-33(B)		42,290	686
7.250%, 5-10-34(B)		24,593	383

			9,191

Senegal – 0.4%
Republic of Senegal 6.750%, 3-13-48		$541	508

South Africa – 7.1%
Republic of South Africa:
10.500%, 12-21-26(B)	ZAR	18,879	1,515
8.000%, 1-31-30(B)		34,374	2,304
7.000%, 2-28-31(B)		9,000	547
8.875%, 2-28-35(B)		6,346	430
6.250%, 3-31-36(B)		1,488	78
8.500%, 1-31-37(B)		13,519	876
6.500%, 2-28-41(B)		9,800	497
8.750%, 1-31-44(B)		15,750	1,018
8.750%, 2-28-48(B)		42,518	2,722

			9,987

Thailand – 8.9%
Thailand Government Bond:
5.375%, 12-3-19(B)	THB	75,205	2,489
2.400%, 12-17-23(B)		148,718	4,961
3.850%, 12-12-25(B)		27,050	980
2.875%, 12-17-28(B)		44,000	1,524
3.775%, 6-25-32(B)		27,038	1,020
3.300%, 6-17-38(B)		37,384	1,370
2.875%, 6-17-46(B)		5,000	163

			12,507

Turkey – 4.3%
Turkey Government Bond:
11.000%, 3-2-22(B)	TRY	3,648	545
8.500%, 9-14-22(B)		1,010	139
12.200%, 1-18-23(B)		7,500	1,133
16.200%, 6-14-23(B)		898	152
8.800%, 9-27-23(B)		6,860	901
10.400%, 3-20-24(B)		1,070	146
8.000%, 3-12-25(B)		2,937	350
10.600%, 2-11-26(B)		6,762	904
11.000%, 2-24-27(B)		6,203	825
10.500%, 8-11-27(B)		4,544	587
12.400%, 3-8-28(B)		3,000	430

			6,112

Uruguay – 4.5%
Republica Orient Uruguay:
9.875%, 6-20-22(B)	UYU	128,281	3,610
8.500%, 3-15-28(B)		109,137	2,699

			6,309

TOTAL OTHER GOVERNMENT SECURITIES – 91.7%			$128,793

(Cost: $128,517)

SHORT-TERM SECURITIES
Egypt Government Treasury Bills – 0.5%
Egypt Government Treasury Bills:
16.434%, 11-26-19(B)		$6,250	349
14.854%, 5-26-20(B)		6,700	347

			696

Master Note – 2.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(F)		4,072	4,072

	Shares
Money Market Funds – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (G)(H)		751	751

	Principal
Nigeria Government Treasury Bills – 2.5%
Nigeria Government Treasury Bills:
11.772%, 9-12-19(B)	NGN	366,095	991
11.634%, 2-20-20(B)		183,190	470
11.583%, 2-27-20(B)		784,725	2,008

			3,469

TOTAL SHORT-TERM SECURITIES – 6.4%			$8,988

(Cost: $8,944)

TOTAL INVESTMENT SECURITIES – 98.1%			$137,781

(Cost: $137,461)

CASH AND OTHER ASSETS, NET OF LIABILITIES(I)(J)(K) – 1.9%			2,699

NET ASSETS – 100.0%			$140,480

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(B)

Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, BRL - Brazilian Real, CLP - Chilean Peso, CNY - Chinese Yuan Renminbi, COP - Columbian Peso, CZK - Czech Koruna, DOP - Dominican Republic peso, EGP - Egypt Pound, EUR - Euro, HUF - Hungarian Forint, IDR - Indonesian Rupiah, ILS - Israeli Shekel, INR - Indian Rupee, MXN - Mexican Peso, MYR - Malaysian Ringgit, NGN - Nigeria naira, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, THB - Thai Baht, TRY - Turkish New Lira, UYU - Uruguay peso and ZAR - South African Rand).

(C)	Zero coupon bond.
(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $484 or 0.3% of net assets.

(E)	All or a portion of securities with an aggregate value of $724 are on loan.
(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Rate shown is the annualized 7-day yield at June 30, 2019.
(H)	Investment made with cash collateral received from securities on loan.
(I)	Cash of $44 has been pledged as collateral on open futures contracts.
(J)	Cash of $1,081 has been pledged as collateral on OTC foreign forward currency contracts.
(K)	Cash of $489 has been pledged as collateral on centrally cleared interest rate swap agreements.

The following over the counter credit default swaps - buy protection(1) were outstanding at June 30, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Republic of Brazil	Goldman Sachs International	(1.000%)	6-20-24	475	$11	$19	$(8)
Republic of Brazil	Barclays Bank plc	(1.000%)	6-20-24	950	22	35	(13)
Republic of Brazil	Goldman Sachs International	(1.000%)	6-20-24	334	8	13	(5)
Republic of Indonesia	Barclays Bank plc	(1.000%)	6-20-24	263	(1)	—	(1)
Republic of Indonesia	Goldman Sachs International	(1.000%)	6-20-24	1,437	(7)	—	(7)
Republic of Indonesia	Goldman Sachs International	(1.000%)	6-20-24	225	(1)	—	(1)
Republic of Indonesia	Goldman Sachs International	(1.000%)	6-20-24	225	(1)	—	(1)
Republic of Korea	Morgan Stanley & Co. International plc	(1.000%)	12-20-21	323	(7)	(4)	(3)
Republic of Korea	Goldman Sachs International	(1.000%)	12-20-21	74	(2)	(1)	(1)
Republic of Korea	Goldman Sachs International	(1.000%)	12-20-21	74	(2)	(1)	(1)
Republic of Korea	Citibank N.A.	(1.000%)	12-20-21	73	(2)	(1)	(1)
Federation of Malaysia	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	157	(3)	(3)	—
Federation of Malaysia	Goldman Sachs International	(1.000%)	6-20-24	396	(9)	(8)	(1)
Federation of Malaysia	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	99	(2)	(2)	—
Federation of Malaysia	Barclays Bank plc	(1.000%)	6-20-24	248	(6)	(5)	(1)
Republic of South Africa	Goldman Sachs International	(1.000%)	6-20-24	1,000	31	36	(5)
Republic of South Africa	Goldman Sachs International	(1.000%)	6-20-24	1,000	31	37	(6)
Republic of South Africa	Goldman Sachs International	(1.000%)	6-20-24	983	31	45	(14)
Republic of South Africa	Barclays Bank plc	(1.000%)	6-20-24	1,117	34	50	(16)
Republic of Turkey	Barclays Bank plc	(1.000%)	6-20-24	423	54	43	11
Republic of Turkey	Barclays Bank plc	(1.000%)	6-20-24	599	76	58	18

Republic of Turkey	Barclays Bank plc	(1.000%)	6-20-24	429	55	42	13
Republic of Turkey	JPMorgan Chase Bank N.A.	(1.000%)	6-20-24	188	24	25	(1)
Republic of Turkey	JPMorgan Chase Bank N.A.	(1.000%)	6-20-24	152	19	20	(1)
Republic of Turkey	Citibank N.A.	(1.000%)	6-20-24	650	82	95	(13)
Republic of Turkey	Goldman Sachs International	(1.000%)	6-20-24	700	89	107	(18)

					$524	$600	$(76)

The following over the counter credit default swaps - sold protection(3) were outstanding at June 30, 2019:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Republic of Argentina	Barclays Bank plc	5.000%	6-20-24	12.825%	270	$(43)	$(24)	$(19)
Republic of Argentina	Morgan Stanley & Co. International plc	5.000%	6-20-24	12.825	959	(154)	(85)	(69)
Republic of Argentina	Goldman Sachs International	5.000%	6-20-24	12.825	274	(44)	(24)	(20)
Qatar	JPMorgan Chase Bank N.A.	1.000%	6-20-24	0.830	460	8	7	1
Qatar	Barclays Bank plc	1.000%	6-20-24	0.830	440	8	7	1

						$(225)	$(119)	$(106)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Chilean Peso	2,135,342	U.S. Dollar	3,147	7-1-19	Barclays Capital, Inc.	$—		$4
Indonesian Rupiah	17,867,238	U.S. Dollar	1,227	7-1-19	Barclays Capital, Inc.	—		37
U.S. Dollar	3,119	Chilean Peso	2,135,342	7-1-19	Barclays Capital, Inc.	32		—
U.S. Dollar	1,260	Indonesian Rupiah	17,867,238	7-1-19	Barclays Capital, Inc.	5		—
Brazilian Real	6,493	U.S. Dollar	1,687	7-2-19	Barclays Capital, Inc.	—		4
Chilean Peso	713,248	U.S. Dollar	1,051	7-3-19	Barclays Capital, Inc.	—		2
U.S. Dollar	1,023	Chilean Peso	713,248	7-3-19	Barclays Capital, Inc.	29		—
Hungarian Forint	127,430	U.S. Dollar	447	7-5-19	Barclays Capital, Inc.	—		2
Polish Zloty	3,240	U.S. Dollar	840	7-5-19	Barclays Capital, Inc.	—		28
U.S. Dollar	320	Romanian Leu	1,329	7-5-19	Barclays Capital, Inc.	—	*	—
U.S. Dollar	91	South African Rand	1,295	7-5-19	Barclays Capital, Inc.	1		—
Russian Ruble	70,826	U.S. Dollar	1,082	7-8-19	Barclays Capital, Inc.	—		37
U.S. Dollar	242	Euro	215	7-8-19	Barclays Capital, Inc.	3		—
U.S. Dollar	1,020	Russian Ruble	66,795	7-8-19	Barclays Capital, Inc.	36		—
Mexican Peso	7,470	U.S. Dollar	385	7-9-19	Barclays Capital, Inc.	—		4
Russian Ruble	65,942	U.S. Dollar	996	7-9-19	Barclays Capital, Inc.	—		46
U.S. Dollar	2,585	Colombian Peso	8,480,000	7-11-19	Barclays Capital, Inc.	52		—
Peruvian New Sol	1,894	U.S. Dollar	568	7-12-19	Barclays Capital, Inc.	—		7

Argentine Peso	20,080	U.S. Dollar	401	7-15-19	Barclays Capital, Inc.	—		62
Indonesian Rupiah	5,900,000	U.S. Dollar	405	7-15-19	Barclays Capital, Inc.	—		12
Peruvian New Sol	281	U.S. Dollar	84	7-15-19	Barclays Capital, Inc.	—		1
U.S. Dollar	407	South Korean Won	479,000	7-19-19	Barclays Capital, Inc.	7		—
New Taiwan Dollar	26,400	U.S. Dollar	840	7-22-19	Barclays Capital, Inc.	—		12
U.S. Dollar	1,302	Colombian Peso	4,233,625	7-22-19	Barclays Capital, Inc.	14		—
U.S. Dollar	702	New Taiwan Dollar	21,700	7-22-19	Barclays Capital, Inc.	—		1
U.S. Dollar	2,956	Turkish New Lira	18,564	7-22-19	Barclays Capital, Inc.	214		—
U.S. Dollar	920	KZT	350,480	7-26-19	Barclays Capital, Inc.	—		3
Russian Ruble	54,950	U.S. Dollar	842	7-29-19	Barclays Capital, Inc.	—		24
U.S. Dollar	1,278	Russian Ruble	83,900	7-29-19	Barclays Capital, Inc.	44		—
Turkish New Lira	11,431	U.S. Dollar	1,861	7-30-19	Barclays Capital, Inc.	—		81
U.S. Dollar	2,888	Turkish New Lira	17,120	7-30-19	Barclays Capital, Inc.	22		—
U.S. Dollar	290	Argentine Peso	12,870	8-2-19	Barclays Capital, Inc.	—		1
U.S. Dollar	1,454	Brazilian Real	5,603	8-2-19	Barclays Capital, Inc.	—	*	—
U.S. Dollar	159	Turkish New Lira	1,052	8-2-19	Barclays Capital, Inc.	20		—
South African Rand	7,732	U.S. Dollar	528	8-5-19	Barclays Capital, Inc.	—		19
Mexican Peso	20,000	U.S. Dollar	1,030	8-12-19	Barclays Capital, Inc.	—		5
U.S. Dollar	1,053	Mexican Peso	20,500	8-12-19	Barclays Capital, Inc.	8		—
Russian Ruble	57,100	U.S. Dollar	875	8-19-19	Barclays Capital, Inc.	—		21
U.S. Dollar	890	South Korean Won	1,030,000	8-26-19	Barclays Capital, Inc.	1		—
U.S. Dollar	1,208	Turkish New Lira	7,425	8-26-19	Barclays Capital, Inc.	35		—
Romanian Leu	1,425	U.S. Dollar	334	8-30-19	Barclays Capital, Inc.	—		9
U.S. Dollar	1,799	Romanian Leu	7,673	8-30-19	Barclays Capital, Inc.	46		—
South African Rand	27,347	U.S. Dollar	1,840	9-3-19	Barclays Capital, Inc.	—		86
Mexican Peso	14,177	U.S. Dollar	707	9-6-19	Barclays Capital, Inc.	—		23
Euro	2,745	Romanian Leu	13,089	9-11-19	Barclays Capital, Inc.	7		—
Romanian Leu	8,969	Euro	1,842	9-11-19	Barclays Capital, Inc.	—		49
U.S. Dollar	1,735	Czech Koruna	39,200	9-16-19	Barclays Capital, Inc.	20		—
Turkish New Lira	37,218	U.S. Dollar	5,798	9-18-19	Barclays Capital, Inc.	—		363
U.S. Dollar	7,910	Turkish New Lira	47,058	9-18-19	Barclays Capital, Inc.	—		121
U.S. Dollar	213	Mexican Peso	4,140	9-19-19	Barclays Capital, Inc.	—	*	—
Turkish New Lira	19,303	U.S. Dollar	2,956	9-23-19	Barclays Capital, Inc.	—		232
Chilean Peso	648,000	U.S. Dollar	956	9-27-19	Barclays Capital, Inc.	—		1
U.S. Dollar	3,282	Chilean Peso	2,224,585	9-27-19	Barclays Capital, Inc.	3		—
U.S. Dollar	326	Turkish New Lira	2,010	10-1-19	Barclays Capital, Inc.	4		—
Turkish New Lira	3,378	U.S. Dollar	525	11-25-19	Barclays Capital, Inc.	—		16
U.S. Dollar	1,477	Turkish New Lira	10,074	11-25-19	Barclays Capital, Inc.	139		—
U.S. Dollar	3,762	Turkish New Lira	23,628	12-18-19	Barclays Capital, Inc.	—		15
U.S. Dollar	372	Argentine Peso	19,550	12-20-19	Barclays Capital, Inc.	—		11
Turkish New Lira	10,665	U.S. Dollar	1,477	2-24-20	Barclays Capital, Inc.	—		164
U.S. Dollar	525	Turkish New Lira	3,550	2-24-20	Barclays Capital, Inc.	21		—
Turkish New Lira	24,543	U.S. Dollar	3,762	3-18-20	Barclays Capital, Inc.	25		—
U.S. Dollar	375	Argentine Peso	21,400	3-20-20	Barclays Capital, Inc.	—		15
Argentine Peso	34,736	U.S. Dollar	572	4-6-20	Barclays Capital, Inc.	—		3
Chilean Peso	3,744,332	U.S. Dollar	5,512	7-1-19	Citibank N.A.	—		13
Indonesian Rupiah	27,167,238	U.S. Dollar	1,916	7-1-19	Citibank N.A.	—		7
U.S. Dollar	5,472	Chilean Peso	3,744,332	7-1-19	Citibank N.A.	53		—
U.S. Dollar	1,921	Indonesian Rupiah	27,167,238	7-1-19	Citibank N.A.	2		—
U.S. Dollar	977	Brazilian Real	3,808	7-2-19	Citibank N.A.	14		—
Argentine Peso	15,730	U.S. Dollar	326	7-3-19	Citibank N.A.	—		43
Hungarian Forint	269,922	U.S. Dollar	942	7-3-19	Citibank N.A.	—		8
South Korean Won	972,000	U.S. Dollar	840	7-3-19	Citibank N.A.	—		2
Turkish New Lira	651	U.S. Dollar	110	7-3-19	Citibank N.A.	—		3
U.S. Dollar	1,451	Hungarian Forint	415,765	7-3-19	Citibank N.A.	12		—
U.S. Dollar	834	New Taiwan Dollar	25,900	7-3-19	Citibank N.A.	—	*	—
U.S. Dollar	887	Turkish New Lira	5,250	7-3-19	Citibank N.A.	19		—
U.S. Dollar	1,452	Hungarian Forint	415,165	7-5-19	Citibank N.A.	9		—
U.S. Dollar	353	South African Rand	5,058	7-5-19	Citibank N.A.	6		—
U.S. Dollar	120	Euro	107	7-8-19	Citibank N.A.	1		—
U.S. Dollar	431	Indian Rupee	29,950	7-8-19	Citibank N.A.	3		—
U.S. Dollar	911	Colombian Peso	2,970,000	7-11-19	Citibank N.A.	13		—
U.S. Dollar	877	Indonesian Rupiah	12,500,000	7-11-19	Citibank N.A.	7		—
U.S. Dollar	294	South Korean Won	339,000	7-11-19	Citibank N.A.	—		—	*
Turkish New Lira	1,838	U.S. Dollar	308	7-12-19	Citibank N.A.	—		8
U.S. Dollar	2,391	Turkish New Lira	14,432	7-12-19	Citibank N.A.	88		—
Euro	390	Singapore Dollar	602	7-15-19	Citibank N.A.	1		—
Polish Zloty	2,795	U.S. Dollar	741	7-15-19	Citibank N.A.	—		8
Romanian Leu	3,690	Euro	770	7-15-19	Citibank N.A.	—		11
Singapore Dollar	1,496	U.S. Dollar	1,099	7-15-19	Citibank N.A.	—		7

U.S. Dollar	20	Turkish New Lira	119	7-16-19	Citibank N.A.	—	*	—
Philippine Peso	46,200	U.S. Dollar	868	7-17-19	Citibank N.A.	—		34
U.S. Dollar	427	Chinese Yuan Renminbi Offshore	2,960	7-17-19	Citibank N.A.	4		—
Turkish New Lira	1,817	U.S. Dollar	305	7-18-19	Citibank N.A.	—		6
U.S. Dollar	558	Philippine Peso	29,403	7-19-19	Citibank N.A.	15		—
Thai Baht	93,700	U.S. Dollar	2,992	7-22-19	Citibank N.A.	—		65
Turkish New Lira	17,688	U.S. Dollar	2,956	7-22-19	Citibank N.A.	—		64
U.S. Dollar	624	Colombian Peso	2,000,000	7-22-19	Citibank N.A.	—		2
Polish Zloty	4,364	U.S. Dollar	1,127	7-23-19	Citibank N.A.	—		42
New Taiwan Dollar	26,400	U.S. Dollar	836	7-24-19	Citibank N.A.	—		16
Indonesian Rupiah	27,167,238	U.S. Dollar	1,914	7-29-19	Citibank N.A.	—		3
Turkish New Lira	3,731	U.S. Dollar	574	7-30-19	Citibank N.A.	—		61
South African Rand	14,008	U.S. Dollar	982	7-31-19	Citibank N.A.	—		9
U.S. Dollar	428	Japanese Yen	46,000	7-31-19	Citibank N.A.	—		1
U.S. Dollar	718	South African Rand	10,234	7-31-19	Citibank N.A.	6		—
U.S. Dollar	846	South Korean Won	977,000	8-2-19	Citibank N.A.	—		1
U.S. Dollar	279	Argentine Peso	13,700	8-5-19	Citibank N.A.	27		—
Hungarian Forint	255,935	U.S. Dollar	890	8-6-19	Citibank N.A.	—		14
New Taiwan Dollar	25,900	U.S. Dollar	836	8-6-19	Citibank N.A.	—		2
U.S. Dollar	841	South Korean Won	972,000	8-6-19	Citibank N.A.	—	*	—
U.S. Dollar	838	Mexican Peso	16,300	8-12-19	Citibank N.A.	5		—
Peruvian New Sol	360	U.S. Dollar	108	8-13-19	Citibank N.A.	—		1
U.S. Dollar	857	Japanese Yen	92,500	8-13-19	Citibank N.A.	4		—
Peruvian New Sol	2,352	U.S. Dollar	709	8-26-19	Citibank N.A.	—		4
U.S. Dollar	890	Australian Dollar	1,270	8-28-19	Citibank N.A.	3		—
U.S. Dollar	1,162	Czech Koruna	26,828	9-3-19	Citibank N.A.	39		—
U.S. Dollar	1,054	South African Rand	15,725	9-3-19	Citibank N.A.	54		—
U.S. Dollar	263	Argentine Peso	12,990	9-4-19	Citibank N.A.	15		—
U.S. Dollar	589	Mexican Peso	11,300	9-4-19	Citibank N.A.	—		6
U.S. Dollar	2,069	Mexican Peso	39,771	9-6-19	Citibank N.A.	—		21
Euro	2,745	Romanian Leu	13,075	9-11-19	Citibank N.A.	4		—
U.S. Dollar	119	Romanian Leu	499	9-11-19	Citibank N.A.	1		—
U.S. Dollar	99	Hungarian Forint	28,018	9-12-19	Citibank N.A.	—	*	—
Czech Koruna	19,800	U.S. Dollar	870	9-16-19	Citibank N.A.	—		16
Turkish New Lira	7,124	U.S. Dollar	1,169	9-18-19	Citibank N.A.	—		10
U.S. Dollar	12,425	Turkish New Lira	74,655	9-18-19	Citibank N.A.	—		68
U.S. Dollar	2,956	Turkish New Lira	18,318	9-23-19	Citibank N.A.	70		—
Turkish New Lira	4,210	U.S. Dollar	638	10-1-19	Citibank N.A.	—		55
Turkish New Lira	19,607	U.S. Dollar	2,904	12-18-19	Citibank N.A.	—		206
U.S. Dollar	1,342	Argentine Peso	68,980	1-29-20	Citibank N.A.	—		121
U.S. Dollar	687	Argentine Peso	34,990	1-31-20	Citibank N.A.	—		69
U.S. Dollar	1,286	Argentine Peso	70,500	2-27-20	Citibank N.A.	—		72
U.S. Dollar	2,904	Turkish New Lira	20,431	3-18-20	Citibank N.A.	206		—
Polish Zloty	9,375	U.S. Dollar	2,462	7-5-19	Deutsche Bank AG	—		50
Romanian Leu	2,820	U.S. Dollar	663	7-5-19	Deutsche Bank AG	—		16
U.S. Dollar	163	Hungarian Forint	47,000	7-5-19	Deutsche Bank AG	3		—
U.S. Dollar	1,010	Polish Zloty	3,840	7-5-19	Deutsche Bank AG	19		—
U.S. Dollar	353	Romanian Leu	1,500	7-5-19	Deutsche Bank AG	8		—
U.S. Dollar	121	Euro	107	7-8-19	Deutsche Bank AG	1		—
U.S. Dollar	555	Peruvian New Sol	1,827	7-12-19	Deutsche Bank AG	—		—	*
Euro	779	Romanian Leu	3,690	7-15-19	Deutsche Bank AG	1		—
U.S. Dollar	1,115	South African Rand	16,026	7-15-19	Deutsche Bank AG	21		—
U.S. Dollar	387	Colombian Peso	1,240,000	7-22-19	Deutsche Bank AG	—		2
U.S. Dollar	751	Brazilian Real	2,913	8-2-19	Deutsche Bank AG	5		—
U.S. Dollar	38	Turkish New Lira	239	8-2-19	Deutsche Bank AG	3		—
Romanian Leu	4,424	Euro	907	9-11-19	Deutsche Bank AG	—		26
U.S. Dollar	1,808	Romanian Leu	7,595	9-13-19	Deutsche Bank AG	17		—
U.S. Dollar	835	South Korean Won	972,000	7-3-19	Goldman Sachs International	7		—
Euro	770	U.S. Dollar	870	7-5-19	Goldman Sachs International	—		6
Romanian Leu	890	U.S. Dollar	209	7-5-19	Goldman Sachs International	—		6
Russian Ruble	4,156	U.S. Dollar	63	7-5-19	Goldman Sachs International	—		3
Thai Baht	5,000	U.S. Dollar	159	7-5-19	Goldman Sachs International	—		4
U.S. Dollar	699	Russian Ruble	44,400	7-5-19	Goldman Sachs International	2		—
Russian Ruble	10,700	U.S. Dollar	163	7-8-19	Goldman Sachs International	—		7
Turkish New Lira	34,997	U.S. Dollar	5,756	7-8-19	Goldman Sachs International	—		268
U.S. Dollar	361	Euro	320	7-8-19	Goldman Sachs International	3		—
U.S. Dollar	1,770	Russian Ruble	114,605	7-8-19	Goldman Sachs International	40		—
U.S. Dollar	2,878	Turkish New Lira	17,887	7-8-19	Goldman Sachs International	201		—
Indonesian Rupiah	5,900,000	U.S. Dollar	407	7-9-19	Goldman Sachs International	—		10

U.S. Dollar	606	Russian Ruble	39,684	7-9-19	Goldman Sachs International	21		—
Polish Zloty	940	U.S. Dollar	245	7-10-19	Goldman Sachs International	—		7
Malaysian Ringgit	252	U.S. Dollar	61	7-15-19	Goldman Sachs International	—		—	*
Malaysian Ringgit	1,840	U.S. Dollar	440	7-19-19	Goldman Sachs International	—		5
Russian Ruble	110,050	U.S. Dollar	1,681	7-29-19	Goldman Sachs International	—		53
U.S. Dollar	2,125	Russian Ruble	139,200	7-29-19	Goldman Sachs International	70		—
U.S. Dollar	861	Japanese Yen	92,500	8-13-19	Goldman Sachs International	—		1
Russian Ruble	200,651	U.S. Dollar	3,114	8-14-19	Goldman Sachs International	—		40
U.S. Dollar	866	Russian Ruble	55,800	8-14-19	Goldman Sachs International	11		—
Russian Ruble	93,340	U.S. Dollar	1,426	8-15-19	Goldman Sachs International	—		41
Mexican Peso	9,990	U.S. Dollar	499	9-4-19	Goldman Sachs International	—		15
U.S. Dollar	745	Polish Zloty	2,829	9-5-19	Goldman Sachs International	15		—
Turkish New Lira	18,575	U.S. Dollar	2,878	9-6-19	Goldman Sachs International	—		214
U.S. Dollar	2,878	Turkish New Lira	17,710	9-6-19	Goldman Sachs International	70		—
Turkish New Lira	52,345	U.S. Dollar	8,422	9-18-19	Goldman Sachs International	—		242
Chilean Peso	648,000	U.S. Dollar	955	9-27-19	Goldman Sachs International	—		2
U.S. Dollar	326	Turkish New Lira	2,010	10-1-19	Goldman Sachs International	4		—
U.S. Dollar	71	Argentine Peso	3,620	2-13-20	Goldman Sachs International	—		8
Chilean Peso	141,000	U.S. Dollar	207	7-1-19	JPMorgan Securities LLC	—		1
Indonesian Rupiah	9,300,000	U.S. Dollar	650	7-1-19	JPMorgan Securities LLC	—		8
U.S. Dollar	212	Chilean Peso	141,000	7-1-19	JPMorgan Securities LLC	—		4
U.S. Dollar	656	Indonesian Rupiah	9,300,000	7-1-19	JPMorgan Securities LLC	2		—
Euro	637	U.S. Dollar	720	7-3-19	JPMorgan Securities LLC	—		4
U.S. Dollar	349	Argentine Peso	15,730	7-3-19	JPMorgan Securities LLC	21		—
U.S. Dollar	311	Turkish New Lira	1,890	7-3-19	JPMorgan Securities LLC	16		—
Euro	1,150	U.S. Dollar	1,296	7-5-19	JPMorgan Securities LLC	—		11
Hungarian Forint	488,571	U.S. Dollar	1,700	7-5-19	JPMorgan Securities LLC	—		20
Polish Zloty	14,750	U.S. Dollar	3,930	7-5-19	JPMorgan Securities LLC	—		20
U.S. Dollar	2,143	Euro	1,917	7-5-19	JPMorgan Securities LLC	37		—
U.S. Dollar	855	Indian Rupee	59,900	7-5-19	JPMorgan Securities LLC	13		—
U.S. Dollar	5,147	Polish Zloty	19,625	7-5-19	JPMorgan Securities LLC	109		—
U.S. Dollar	96	South African Rand	1,427	7-5-19	JPMorgan Securities LLC	5		—
U.S. Dollar	1,407	Thai Baht	44,200	7-5-19	JPMorgan Securities LLC	34		—
U.S. Dollar	60	Turkish New Lira	356	7-5-19	JPMorgan Securities LLC	2		—
Euro	1,714	U.S. Dollar	1,932	7-8-19	JPMorgan Securities LLC	—		17
U.S. Dollar	1,129	Euro	994	7-8-19	JPMorgan Securities LLC	2		—
U.S. Dollar	431	Indian Rupee	29,950	7-8-19	JPMorgan Securities LLC	3		—
U.S. Dollar	848	Polish Zloty	3,225	7-8-19	JPMorgan Securities LLC	16		—
U.S. Dollar	2,878	Turkish New Lira	17,939	7-8-19	JPMorgan Securities LLC	209		—
Romanian Leu	2,327	U.S. Dollar	554	7-10-19	JPMorgan Securities LLC	—		6
U.S. Dollar	1,169	Romanian Leu	4,912	7-10-19	JPMorgan Securities LLC	13		—
Indonesian Rupiah	6,700,000	U.S. Dollar	462	7-11-19	JPMorgan Securities LLC	—		11
Euro	390	Singapore Dollar	603	7-15-19	JPMorgan Securities LLC	2		—
Polish Zloty	2,790	U.S. Dollar	740	7-15-19	JPMorgan Securities LLC	—		8
Singapore Dollar	2,060	Euro	1,336	7-15-19	JPMorgan Securities LLC	—		2
South African Rand	15,730	U.S. Dollar	1,080	7-15-19	JPMorgan Securities LLC	—		35
U.S. Dollar	438	Argentine Peso	20,080	7-15-19	JPMorgan Securities LLC	25		—
U.S. Dollar	1,113	Euro	986	7-15-19	JPMorgan Securities LLC	10		—
Indonesian Rupiah	9,303,100	U.S. Dollar	650	7-24-19	JPMorgan Securities LLC	—		7
Indonesian Rupiah	2,600,000	U.S. Dollar	184	7-29-19	JPMorgan Securities LLC	—	*	—
Philippine Peso	46,100	U.S. Dollar	874	7-29-19	JPMorgan Securities LLC	—		25
U.S. Dollar	880	Singapore Dollar	1,200	7-29-19	JPMorgan Securities LLC	8		—
Turkish New Lira	8,258	U.S. Dollar	1,340	7-30-19	JPMorgan Securities LLC	—		64
South African Rand	13,988	U.S. Dollar	984	7-31-19	JPMorgan Securities LLC	—		5
U.S. Dollar	720	South African Rand	10,234	7-31-19	JPMorgan Securities LLC	4		—
U.S. Dollar	483	Turkish New Lira	3,054	8-2-19	JPMorgan Securities LLC	35		—
U.S. Dollar	2,891	Hungarian Forint	831,764	8-6-19	JPMorgan Securities LLC	44		—
Mexican Peso	16,100	U.S. Dollar	832	8-12-19	JPMorgan Securities LLC	—		1
Japanese Yen	185,000	U.S. Dollar	1,715	8-13-19	JPMorgan Securities LLC	—		7
U.S. Dollar	642	Hungarian Forint	181,473	8-16-19	JPMorgan Securities LLC	—		2
Russian Ruble	57,100	U.S. Dollar	876	8-19-19	JPMorgan Securities LLC	—		21
Thai Baht	119,842	U.S. Dollar	3,783	8-22-19	JPMorgan Securities LLC	—		130
Euro	1,570	U.S. Dollar	1,792	8-26-19	JPMorgan Securities LLC	—		2
U.S. Dollar	1,785	Euro	1,570	8-26-19	JPMorgan Securities LLC	9		—
U.S. Dollar	2,683	Australian Dollar	3,830	8-28-19	JPMorgan Securities LLC	11		—
Romanian Leu	5,406	U.S. Dollar	1,266	8-30-19	JPMorgan Securities LLC	—		32
U.S. Dollar	227	Czech Koruna	5,258	9-3-19	JPMorgan Securities LLC	9		—
Argentine Peso	26,230	U.S. Dollar	518	9-4-19	JPMorgan Securities LLC	—		43
U.S. Dollar	1,030	Argentine Peso	49,640	9-4-19	JPMorgan Securities LLC	31		—
U.S. Dollar	2,209	Polish Zloty	8,445	9-5-19	JPMorgan Securities LLC	56		—

Romanian Leu	13,313	Euro	2,740	9-11-19	JPMorgan Securities LLC	—		67
Czech Koruna	20,800	U.S. Dollar	920	9-16-19	JPMorgan Securities LLC	—		11
Turkish New Lira	36,988	U.S. Dollar	5,932	9-18-19	JPMorgan Securities LLC	—		191
U.S. Dollar	3,762	Turkish New Lira	22,638	9-18-19	JPMorgan Securities LLC	—		15
U.S. Dollar	2,690	Japanese Yen	286,500	9-26-19	JPMorgan Securities LLC	—		16
U.S. Dollar	1,482	Argentine Peso	75,010	11-21-19	JPMorgan Securities LLC	—		43
U.S. Dollar	292	Argentine Peso	15,200	12-9-19	JPMorgan Securities LLC	—		8
Turkish New Lira	30,938	U.S. Dollar	4,620	12-18-19	JPMorgan Securities LLC	—		286
U.S. Dollar	3,762	Turkish New Lira	23,493	12-18-19	JPMorgan Securities LLC	—		36
U.S. Dollar	1,318	Argentine Peso	67,280	1-17-20	JPMorgan Securities LLC	—		114
U.S. Dollar	453	Argentine Peso	24,680	2-26-20	JPMorgan Securities LLC	—		28
Turkish New Lira	24,378	U.S. Dollar	3,762	3-18-20	JPMorgan Securities LLC	50		—
U.S. Dollar	140	Argentine Peso	8,520	3-18-20	JPMorgan Securities LLC	4		—
U.S. Dollar	4,620	Turkish New Lira	32,317	3-18-20	JPMorgan Securities LLC	301		—
Argentine Peso	21,400	U.S. Dollar	361	3-20-20	JPMorgan Securities LLC	—	*	—
Argentine Peso	13,200	U.S. Dollar	218	4-6-20	JPMorgan Securities LLC	—		—	*
U.S. Dollar	1,109	Argentine Peso	71,340	4-6-20	JPMorgan Securities LLC	70		—
U.S. Dollar	692	Brazilian Real	2,685	7-2-19	Morgan Stanley International	8		—
New Taiwan Dollar	25,900	U.S. Dollar	839	7-3-19	Morgan Stanley International	5		—
Polish Zloty	6,791	U.S. Dollar	1,777	7-5-19	Morgan Stanley International	—		42
U.S. Dollar	405	Russian Ruble	26,545	7-9-19	Morgan Stanley International	14		—
Polish Zloty	640	U.S. Dollar	168	7-10-19	Morgan Stanley International	—		3
U.S. Dollar	307	South African Rand	4,414	7-15-19	Morgan Stanley International	6		—
Indonesian Rupiah	5,900,000	U.S. Dollar	404	7-17-19	Morgan Stanley International	—		13
Malaysian Ringgit	1,260	U.S. Dollar	304	7-19-19	Morgan Stanley International	—		2
Russian Ruble	55,450	U.S. Dollar	841	7-29-19	Morgan Stanley International	—		33
New Taiwan Dollar	25,900	U.S. Dollar	842	8-2-19	Morgan Stanley International	4		—
Hungarian Forint	262,847	U.S. Dollar	913	8-6-19	Morgan Stanley International	—		15
U.S. Dollar	866	Russian Ruble	55,800	8-14-19	Morgan Stanley International	11		—
Russian Ruble	47,100	U.S. Dollar	721	8-15-19	Morgan Stanley International	—		20
U.S. Dollar	1,084	Russian Ruble	70,807	8-15-19	Morgan Stanley International	29		—
U.S. Dollar	3,412	Polish Zloty	12,888	9-5-19	Morgan Stanley International	45		—
Turkish New Lira	25,803	U.S. Dollar	4,388	9-18-19	Morgan Stanley International	117		—
Romanian Leu	3,820	Euro	772	3-16-20	Morgan Stanley International	—		16

						$3,381		$5,071

The following futures contracts were outstanding at June 30, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	24	9-30-19	2,400	$(3,071)	$(18)
U.S. 30-Year Treasury Bond	Short	6	9-30-19	600	(934)	(21)

					$(4,005)	$(39)

The following centrally cleared interest rate swap agreements were outstanding at June 30, 2019:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(B)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.220%	9/14/2022	MXN	3,180	$2	$—	$2
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.565%	9/14/2022		5,933	49	—	49
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.625%	9/14/2022		3,353	32	—	32
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.320%	9/11/2024		1,915	6	—	6
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.460%	9/11/2024		8,995	69	—	69
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.490%	9/11/2024		2,819	24	—	24
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.460%	5/14/2029		3,746	44	—	44
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.580%	9/5/2029		1,554	(3)	—	(3)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.760%	9/5/2029		4,801	(49)	—	(49)
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	2.070%	9/18/2024	PLN	2,042	(16)	—	(16)

							$158	$—	$158

The following over the counter interest rate swap agreements were outstanding at June 30, 2019:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(B)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	7.125%	10/22/2019	INR	2,169	$19	$—	$19
Barclays Bank plc	Receive	1-Day Mumbai Interbank Outright Rate	6.685%	3/13/2023		2,328	(78)	—	(78)
Barclays Bank plc	Pay	6-Month LIBOR	7.650%	3/9/2024	IDR	1,163	74	—	74
Citibank N.A.	Pay	1-Day Brazil Interbank Deposit Rate	7.450%	1/3/2022	BRL	2,883	6	—	6
Citibank N.A.	Receive	1-Day Brazil Interbank Deposit Rate	8.610%	1/4/2027		940	(5)	—	(5)
Citibank N.A.	Pay	3-Month Tel Aviv Interbank Offered Rate	0.860%	9/18/2024	ILS	1,235	2	—	2
Citibank N.A.	Receive	6-Month Budapest Interbank Offered Rate	1.670%	9/18/2024	HUF	1,913	(34)	—	(34)
Citibank N.A.	Pay	7-Day China Fixing Repo Rates	2.915%	6/11/2024	CNY	896	— *	—	— *
Credit Suisse International	Receive	1-Day Mumbai Interbank Outright Rate	6.615%	3/20/2023	INR	2,307	(72)	—	(72)
Goldman Sachs International	Pay	1-Day Mumbai Interbank Outright Rate	6.319%	12/20/2020		925	(5)	—	(5)
Goldman Sachs International	Pay	3-Month Colombia Overnight Interbank Reference Rate	4.390%	9/18/2022	COP	1,474	6	—	6
Goldman Sachs International	Pay	3-Month Colombia Overnight Interbank Reference Rate	4.585%	9/18/2022		830	7	—	7
Goldman Sachs International	Pay	3-Month Colombia Overnight Interbank Reference Rate	4.585%	9/18/2022		2,080	18	—	18
Goldman Sachs International	Pay	3-Month Johannesburg Interbank Agreed Rate	6.815%	9/18/2021	ZAR	5,541	12	—	12
Goldman Sachs International	Receive	3-Month Johannesburg Interbank Agreed Rate	7.270%	9/18/2024		2,836	(17)	—	(17)
Goldman Sachs International	Pay	3-Month RUB NFEA MosPrime Rate	7.620%	9/18/2021	RUB	2,859	(7)	—	(7)
Goldman Sachs International	Pay	3-Month RUB NFEA MosPrime Rate	7.730%	9/18/2021		2,842	(2)	—	(2)
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.955%	9/18/2021	CZK	4,649	17	—	17
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.905%	12/18/2021		4,673	(5)	—	(5)
Goldman Sachs International	Receive	6-Month Thai Baht Interest Rate Fixing Rate	2.585%	7/23/2028	THB	435	(26)	—	(26)
Goldman Sachs International	Pay	7-Day China Fixing Repo Rates	2.938%	6/4/2024	CNY	1,202	2	—	2
JPMorgan Chase Bank N.A.	Pay	1-Day Brazil Interbank Deposit Rate	6.790%	1/3/2022	BRL	1,459	1	—	1
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	7.060%	10/25/2019	INR	2,152	16	—	16
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.915%	11/15/2019		5,260	33	—	33
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.450%	12/13/2020		1,751	(4)	—	(4)
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.385%	12/19/2020		1,738	(4)	—	(4)
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.320%	12/20/2020		787	(4)	—	(4)
JPMorgan Chase Bank N.A.	Pay	3-Month Colombia Overnight Interbank Reference Rate	4.585%	9/18/2022	COP	1,379	12	—	12
JPMorgan Chase Bank N.A.	Pay	3-Month RUB NFEA MosPrime Rate	7.825%	9/18/2021	RUB	2,877	2	—	2
JPMorgan Chase Bank N.A.	Pay	3-Month Tel Aviv Interbank Offered Rate	0.915%	9/18/2024	ILS	1,241	5	—	5

JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	63325.000%	9/18/2020	HUF	13,981	(29)	—	(29)
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	0.990%	9/18/2021		7,089	(30)	—	(30)
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	1.005%	12/18/2022		3,421	1	—	1
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR	215	17	—	17
JPMorgan Chase Bank N.A.	Receive	6-Month Thai Baht Interest Rate Fixing Rate	0.628%	10/8/2028	THB	916	(58)	—	(58)
Morgan Stanley & Co. International plc	Receive	6-Month LIBOR	S 7.4%	4/24/2024	IDR	935	39	—	39

							$(91)	$—	$(91)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$128,793	$—
Short-Term Securities	751	8,237	—

Total	$751	$137,030	$—

Over the Counter Credit Default Swaps	$583	$—	$—
Forward Foreign Currency Contracts	$—	$3,381	$—
Centrally Cleared Interest Rate Swaps	$—	$226	$—
Over the Counter Interest Rate Swaps	$—	$289	$—

Liabilities
Over the Counter Credit Default Swaps	$271	$13	$—
Forward Foreign Currency Contracts	$—	$5,071	$—
Futures Contracts	$39	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$68	$—
Over the Counter Interest Rate Swaps	$—	$380	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$137,461

Gross unrealized appreciation	5,318
Gross unrealized depreciation	(4,998)

Net unrealized appreciation	$320